Supplement to the
Fidelity® Real Estate Income Fund
September 29, 2025
Summary Prospectus

The fund offers ETF Class shares as described in a separate prospectus in addition to the fund's mutual fund class shares.
REI-SUSTK-0626-102 1.9886604.102	June 12, 2026
Supplement to the
Fidelity® Real Estate Income Fund
Class A, Class M, Class C, Class I, and Class Z
September 29, 2025
Summary Prospectus

The fund offers ETF Class shares as described in a separate prospectus in addition to the fund's mutual fund class shares.
REIA-SUSTK-0626-106 1.9881419.106	June 12, 2026